CASH AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
CASH AND RESTRICTED CASH

NOTE 4 – CASH AND RESTRICTED CASH

The cash and restricted cash were $166,741 and $342,342 as of December 31, 2024 and 2023, respectively. AUM’s bank accounts of $56,398 were legally restricted because AUM’s one supplier was under investigation, and AUM had account payable to the supplier. In January of 2025, AUM turned the raw material unpaid in and filed petition to lift the restriction. The restriction release was issued on Feb. 2, 2025. There was no significant impact on the Company’s operation. There was no restricted cash as of December 31, 2023.